Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Total revenues		$ 16,824,823	$ 10,482,809	$ 32,092,828
COST OF REVENUES
Total cost of revenues		13,404,627	6,715,388	21,377,515
GROSS PROFIT		3,420,196	3,767,421	10,715,313
OPERATING EXPENSES
Sales and marketing		1,480,732	1,956,811	2,775,526
General and administrative		12,130,707	7,732,287	6,004,186
Provision for doubtful accounts		539,284	4,733,183	1,100,606
Research and development		4,814,463	3,459,987	2,611,742
Share based compensation		6,058,117	5,983,907	6,335,246
Impairment for intangible assets		2,272,829
Impairment for goodwill		29,686,102
Total operating expenses		56,982,234	23,866,175	18,827,306
OPERATING LOSS		(53,562,038)	(20,098,754)	(8,111,993)
OTHER INCOME (EXPENSE)
(Loss) gain from disposition of subsidiaries			(1,009)	714
Gain from equity investment		70,947
Change in fair value of convertible notes		(21,166)	(2,448,936)	(1,508,229)
Gain from fair value change in equity investments		2,402,943
Fair value loss on financial instruments		(71,006,115)
Other (expense) income		(169,107)	608	(36,881)
Total other expense		(68,722,498)	(2,449,337)	(1,544,396)
LOSS BEFORE INCOME TAXES		(122,284,536)	(22,548,091)	(9,656,389)
INCOME TAX BENEFIT		(57,341)	(999,391)	(173,941)
NET LOSS		(122,227,195)	(21,548,700)	(9,482,448)
Less: loss attributable to non-controlling interests		(12,628,754)	(43,102)	(141,106)
NET LOSS ATTRIBUTABLE TO X3 HOLDINGS CO., LTD.		(109,598,441)	(21,505,598)	(9,341,342)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment		(1,715,719)	(6,012,211)	1,880,131
COMPREHENSIVE LOSS		(123,942,914)	(27,560,911)	(7,602,317)
Less: comprehensive loss attributable to non-controlling interest		(12,615,498)	(22,888)	(145,516)
COMPREHENSIVE LOSS ATTRIBUTABLE TO X3 HOLDINGS CO., LTD.		$ (111,327,416)	$ (27,538,023)	$ (7,456,801)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES *
Basic (in Shares)	[1]	30,743,188	454,434	205,268
LOSS PER SHARE
Basic (in Dollars per share)		$ (3.56)	$ (47.32)	$ (45.51)
Application development services
REVENUES:
Total revenues		$ 9,780,115	$ 3,847,199	$ 20,323,422
Consulting and technical support services
REVENUES:
Total revenues		3,609,158	2,538,500	4,555,352
Subscription services
REVENUES:
Total revenues		695,010	758,526	936,913
Trading revenue
REVENUES:
Total revenues		2,549,808	3,338,584	6,277,141
Others revenue
REVENUES:
Total revenues		190,732
Cost of application development services
COST OF REVENUES
Total cost of revenues		9,236,901	2,443,460	12,785,491
Cost of consulting and technical support services
COST OF REVENUES
Total cost of revenues		1,404,193	983,700	2,198,310
Cost of subscription services
COST OF REVENUES
Total cost of revenues		102,573	104,499	156,113
Cost of trading revenue
COST OF REVENUES
Total cost of revenues		2,504,352	3,183,729	6,237,601
Cost of others revenue
COST OF REVENUES
Total cost of revenues		$ 156,608

[1]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.